Trade and other payables - Summary of Trade and Other Payables (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Trade payables	€ 662	€ 588
Value added tax and sales taxes payable	291	244
Other current liabilities	25	13
Trade and other payables	€ 978	€ 845